Debt and Lease Liabilities - Finance leases and Other notes payable (Details) $ in Thousands, $ in Millions	1 Months Ended
	Mar. 31, 2010 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Debt and Lease Liabilities
Lease liabilities		$ 5,386,639	$ 7,291,550
IFRS 16
Debt and Lease Liabilities
Lease liabilities		2,981,536	4,723,352
Satellite Transponders
Debt and Lease Liabilities
Obligated interest rate	7.30%
Capital lease monthly fees (Sky)	$ 3.0
Lease liabilities		$ 1,866,747	$ 1,994,437
Property, plant and equipment, net
Debt and Lease Liabilities
Lease term	15 years